Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 8,636,012		₨ 7,213,421
Balance at the ending	11,801,530	$ 156,548	8,636,012	₨ 7,213,421
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at the ending	147,176
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,714,527		1,662,365
Balance at the ending	3,704,805		1,714,527	1,662,365
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,127,414		3,276,406
Balance at the ending	4,961,967		4,127,414	3,276,406
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,839,363		5,985,485
Balance at the ending	10,896,008		6,839,363	5,985,485
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	332,151		401,446
Balance at the ending	250,353		332,151	401,446
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	259,374		255,769
Balance at the ending	501,180		259,374	255,769
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	404,697		385,899
Balance at the ending	1,330,481		404,697	385,899
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,200		3,600
Balance at the ending	46		1,200	3,600
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,796,649		1,227,936
Balance at the ending	905,522		1,796,649	1,227,936
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	19,981,442		17,865,862	16,648,581
Additions	6,118,960		2,209,018	1,311,266
Disposals or Deletions	95,920		93,438	93,985
Balance at the ending	23,174,510		19,981,442	17,865,862
Gross carrying amount [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	2,829,972
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Additions	147,176
Balance at the ending	147,176
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,437,687		2,301,987	2,301,987
Additions	2,249,209		135,700	0
Disposals or Deletions	0		0	0
Balance at the ending	4,395,750		2,437,687	2,301,987
Gross carrying amount [member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	291,146
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	13,944,419		12,293,776	11,585,120
Additions	2,111,324		1,723,910	795,351
Disposals or Deletions	90,315		73,267	86,695
Balance at the ending	13,426,602		13,944,419	12,293,776
Gross carrying amount [member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	2,538,826
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	19,981,442		17,865,862	16,648,581
Additions	6,118,960		2,209,018	1,311,266
Disposals or Deletions	95,920		93,438	93,985
Balance at the ending	23,174,510		19,981,442	17,865,862
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,517,322		1,407,816	1,162,259
Additions	89,817		120,371	251,022
Disposals or Deletions	5,498		10,865	5,465
Balance at the ending	1,601,641		1,517,322	1,407,816
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	684,295		601,793	496,015
Additions	370,171		82,636	106,953
Disposals or Deletions	34		134	1,175
Balance at the ending	1,054,432		684,295	601,793
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,388,063		1,250,834	1,093,544
Additions	1,151,198		146,401	157,940
Disposals or Deletions	73		9,172	650
Balance at the ending	2,539,188		1,388,063	1,250,834
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,656		9,656	9,656
Additions	65		0	0
Disposals or Deletions	0		0	0
Balance at the ending	9,721		9,656	9,656
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	13,142,079		11,880,377	10,294,480
Depreciation for the year	1,584,370		1,354,496	1,614,442
Disposals or Deletions	74,495		92,794	28,545
Balance at the ending	12,278,501		13,142,079	11,880,377
Accumulated depreciation and amortisations [Member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	2,373,453
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	723,160		639,622	557,439
Depreciation for the year	96,544		83,538	82,183
Disposals or Deletions	0		0	0
Balance at the ending	690,945		723,160	639,622
Accumulated depreciation and amortisations [Member] | Building [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	128,759
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,817,005		9,017,370	7,864,346
Depreciation for the year	961,273		872,318	1,174,083
Disposals or Deletions	68,950		72,683	21,059
Balance at the ending	8,464,634		9,817,005	9,017,370
Accumulated depreciation and amortisations [Member] | Plant and machinery [member] | IFRS Sixteen [Member]
Disclosure of Property, plant and equipments [Line Items]
Adjustment on adoption of IFRS 16	2,244,694
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	13,142,079		11,880,377	10,294,480
Depreciation for the year	1,584,370		1,354,496	1,614,442
Disposals or Deletions	74,495		92,794	28,545
Balance at the ending	12,278,501		13,142,079	11,880,377
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,185,171		1,006,370	834,398
Depreciation for the year	171,555		189,606	177,345
Disposals or Deletions	5,438		10,805	5,373
Balance at the ending	1,351,288		1,185,171	1,006,370
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	424,921		346,024	281,432
Depreciation for the year	128,365		79,031	65,808
Disposals or Deletions	34		134	1,216
Balance at the ending	553,252		424,921	346,024
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	983,366		864,935	753,209
Depreciation for the year	225,414		127,603	112,623
Disposals or Deletions	73		9,172	897
Balance at the ending	1,208,707		983,366	864,935
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	8,456		6,056	3,656
Depreciation for the year	1,219		2,400	2,400
Disposals or Deletions	0		0	0
Balance at the ending	₨ 9,675		₨ 8,456	₨ 6,056